Note 8 - Loans Receivable, Net and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Financing Receivables [Text Block]

Note 8 – Loans Receivable, Net and Allowance for Credit Losses

The composition of net loans receivable is as follows (in thousands):

	December 31,
Real estate loans:	2024	2023
One-to-four family residential:
Owner occupied	$25,927	$22,885
Non-owner occupied	33,573	40,455
Total one-to-four family residential	59,500	63,340
Multi-family (five or more) residential	45,412	46,680
Commercial real estate	297,627	331,174
Construction	18,320	35,585
Home equity	5,739	6,162
Total real estate loans	426,598	482,941

Commercial business	114,921	142,220
Other consumer	46	69
Total Loans	541,565	625,230

Deferred loan fees and costs	(396)	(771)
Allowance for credit losses	(6,476)	(6,758)
Net Loans	$534,693	$617,701

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2024 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$7,290	$5,508	$5,078	$3,719	$1,632	$2,401	$-	$25,628
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	299	-	-	-	-	299
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$7,290	$5,508	$5,377	$3,719	$1,632	$2,401	$-	$25,927
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
One-to-four family residential non- owner occupied
Risk rating
Pass	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	$-	$33,573
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$1,363	$1,920	$6,049	$11,949	$1,835	$10,457	-	$33,573
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential
Risk rating
Pass	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$5,274	$923	$12,713	$13,087	$4,068	$9,347	$-	$45,412
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial real estate
Risk rating
Pass	$35,478	$47,329	$80,933	$57,927	$22,637	$46,912	$4,394	$295,610
Special mention	-	746	333	116	-	-	50	1,245
Substandard	-	-	772	-	-	-	-	772
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$35,478	$48,075	$82,038	$58,043	$22,637	$46,912	$4,444	$297,627
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Construction
Risk rating
Pass	$4,498	$3,748	$5,546	$4,113	$-	$-	$-	$17,905
Special mention	-	415	-	-	-	-	-	415
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total construction	$4,498	$4,163	$5,546	$4,113	$-	$-	$-	$18,320
Current period gross charge-offs	$-	$-	$-	$-	$-	$187	$-	$187

	Term Loans Amortized Cost by Origination Year
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity
Risk rating
Pass	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$529	$364	$-	$114	$-	$169	$4,563	$5,739
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial business
Risk rating
Pass	$16,655	$4,056	$48,619	$18,554	$3,205	$1,826	$17,854	$110,769
Special mention	-	-	-	-	574	-	100	674
Substandard	296	-	702	2,387	33	-	60	3,478
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$16,951	$4,056	$49,321	$20,941	$3,812	$1,826	$18,014	$114,921
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$-	$-	$1,611
Other consumer
Risk rating
Pass	$46	$-	$-	$-	$-	$-	$-	$46
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$46	$-	$-	$-	$-	$-	$-	$46
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Total
Pass	$71,133	$63,848	$158,938	$109,463	$33,377	$71,112	$26,811	$534,682
Special mention	-	1,161	333	116	574	-	150	2,334
Substandard	296	-	1,773	2,387	33	-	60	4,549
Doubtful	-	-	-	-	-	-	-	-
Total	$71,429	$65,009	$161,044	$111,966	$33,984	$71,112	$27,021	$541,565
Current period gross charge-offs	$388	$-	$1,167	$56	$-	$187	$-	$1,798

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2023 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied
Risk rating
Pass	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2023 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential non-owner occupied
Risk rating
Pass	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	-	$40,455
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential
Risk rating
Pass	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Current period gross charge-offs	$-	$-	$-	$-	$-	$2	$-	$2
Commercial real estate
Risk rating
Pass	$61,338	$121,006	$64,684	$26,631	$16,571	$38,897	$1,996	$331,123
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	51	-	-	51
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$61,338	$121,006	$64,684	$26,631	$16,622	$38,897	$1,996	$331,174
Current period gross charge-offs	$-	$-	$-	$134	$-	$-	$-	$134
Construction
Risk rating
Pass	$14,777	$11,244	$7,417	$-	$-	$-	$-	$33,438
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	2,147	-	2,147
Doubtful	-	-	-	-	-	-	-	-
Total construction	$14,777	$11,244	$7,417	$-	$-	$2,147	$-	$35,585
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Home equity
Risk rating
Pass	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
Commercial business
Risk rating
Pass	$20,793	$69,913	$27,022	$4,324	$1,955	$1,109	$13,593	$138,709
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,242	323	-	3,511
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$20,793	$69,913	$28,967	$4,324	$3,197	$1,433	$13,593	$142,220
Current period gross charge-offs	$-	$29	$613	$97	$-	$-	$-	$739
Other consumer
Risk rating
Pass	$69	$-	$-	$-	$-	$-	$-	$69
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$69	$-	$-	$-	$-	$-	$-	$69
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Total
Pass	$107,844	$233,467	$129,300	$40,556	$22,509	$65,518	$20,327	$619,521
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,293	2,470	-	5,709
Doubtful	-	-	-	-	-	-	-	-
Total	$107,844	$233,467	$131,246	$40,556	$23,802	$67,988	$20,327	$625,230
Current period gross charge-offs	$-	$29	$613	$231	$-	$2	$-	$875

The following table presents non-accrual loans by classes of the loan portfolio as of December 31, 2024 and December 31, 2023 (in thousands):

	December 31, 2024
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing
One-to-four family residential owner occupied	$-	$299	$299	$395	$694
Commercial real estate	-	1,519	1,519	167	1,686
Commercial business	1,097	2,680	3,777	164	3,941
Total	$1,097	$4,498	$5,595	$726	$6,321

As part of the discontinued operations of OCH, the Bank retained approximately 60 loans totaling $4.4 million loans, which were classified as non-accrual. As of December 31, 2024, the value of these total $2.6 million, made up of approximately 30 loans. The Bank continues to monitor these loans for collectability.

	December 31, 2023
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing
One-to-four family residential owner occupied	$-	$-	$-	$401	$401
Commercial real estate	-	51	51	-	51
Commercial business	-	-	-	-	-
Total	$-	$51	$51	$401	$452

As of December 31, 2024, there were no loans whose terms were modified for borrowers who may be experiencing financial difficulties.

The following is a summary, by loan portfolio class, of changes in the allowance for credit losses for the year ended December 31, 2024 (in thousands):

	December 31, 2024
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Total
Allowance for credit losses:
Beginning balance	$153	$219	$420	$2,784	$583	$61	$2,538	$6,758
Impact of ASU 326	-	-	-	-	-	-	-	-
Charge-offs	-	-	-	-	(187)	-	(1,611)	(1,798)
Recoveries	-	-	-	-	-	-	10	10
Provision(1)	24	(41)	22	(447)	(240)	(5)	2,193	1,506
Ending balance	$177	$178	$442	$2,337	$156	$56	$3,130	$6,476

(1)

Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2024, the total provision of credit losses of $1.5 million includes a provision of $28,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.

The Bank allocated decreased allowance for credit loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2024, due primarily to decreased loan balances in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the commercial business loan portfolio class for the year ended December 31, 2024, due primarily to changes in qualitative factors associated with the current economic environment in this portfolio class. The Bank allocated decreased allowance for credit loss provisions to the construction loan portfolio class for the year ended December 31, 2024, due primarily to changes in qualitative factors and quantitative factors in this portfolio class.

The following is a summary, by loan portfolio class, of changes in the allowance for credit losses for the year ended December 31, 2023 (in thousands):

	December 31, 2023
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for credit losses:
Beginning balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678
Impact of ASU 326	-	-	-	-	-	-	-	-	-
Charge-offs	-	-	(2)	(134)	-	-	(739)	-	(875)
Recoveries	-	-	-	-	-	-	-	-	-
Provision(1)	30	(76)	(29)	(832)	279	28	855	(300)	(45)
Ending balance	$153	$219	$420	$2,784	$583	$61	$2,538	$-	$6,758

(1)

Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.

The Bank allocated decreased allowance for credit loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative factors in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the commercial business loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative factors in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the construction loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative and quantitative factors in this portfolio class.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2024 and December 31, 2023 (in thousands):

	December 31, 2024
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$209	$694	$25,024	$25,927
One-to-four family residential non-owner occupied	569	-	33,004	33,573
Multi-family residential	85	-	45,327	45,412
Commercial real estate	10,063	1,686	285,878	297,627
Construction	4,528	-	13,792	18,320
Home equity	35	-	5,704	5,739
Commercial business	873	3,941	110,107	114,921
Other consumer	-	-	46	46
Total	$16,362	$6,321	$518,882	$541,565

	December 31, 2023
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$136	$401	$22,348	$22,885
One-to-four family residential non-owner occupied	256	-	40,199	40,455
Multi-family residential	175	-	46,505	46,680
Commercial real estate	3,944	-	327,230	331,174
Construction	-	-	35,585	35,585
Home equity	403	-	5,759	6,162
Commercial business	-	-	142,220	142,220
Other consumer	-	-	69	69
Total	$4,914	$401	$619,915	$625,230

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $6.3 million and $452,000 at December 31, 2024 and 2023, respectively. For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2024 and 2023 there was no interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately $564,000 for the year ended December 31, 2024 and $9,000 for the year ended December 31, 2023.